UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

Item 1.   Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2015

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2015

		Percentage of
		Members'
Investments	Fair Value	Capital(2)

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$120,831,754	17.10%
Farallon Capital Offshore Investors, Inc.	122,621,470	17.35
Governors Lane Onshore Fund LP	19,562,213	2.77
Luxor Capital Partners, LP	22,195,198	3.14
Oceanwood Global Opportunities Fund L.P.	82,657,442	11.70
Sowood Alpha Fund(1)	168,873	0.02
Total Event Driven Arbitrage	368,036,950	52.08

Fixed Income Arbitrage
FFIP, L.P.	123,078,718	17.42
Parsec Trading Corp.	65,682,358	9.30
Total Fixed Income Arbitrage	188,761,076	26.72

Global Macro
Absolute Return Capital Partners, L.P.(1)	30,983,657	4.38
Total Global Macro	30,983,657	4.38

Long/Short Credit
DW Catalyst Onshore Fund, LP	62,033,514	8.78
Total Long/Short Credit	62,033,514	8.78

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	21,678,587	3.07
Total Multi-Strategy/ GTAA	21,678,587	3.07

Volatility Arbitrage
Capstone Vol (Offshore) Limited	20,885,578	2.96
Total Volatility Arbitrage	20,885,578	2.96

Total investments in Portfolio Funds (cost $514,767,031)	692,379,362	97.99

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 17,335,613)	17,335,613	2.45

Total investments (cost $532,102,644)	$709,714,975	100.44%

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2015

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $706,631,876.

3 Rate disclosed is the 7-day effective yield as of 10/31/2015.

The aggregate cost of investments for tax purposes was $672,200,317. Net unrealized appreciation on investments for tax purposes was $37,514,658 consisting of $54,272,427 of gross unrealized appreciation and $16,757,769 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.99% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2015

		Percentage of
		Members'
Investments	Fair Value	Capital(1)

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$66,374,205	13.82%
Centerbridge Credit Partners, L.P.	47,957,627	9.98
Davidson Kempner Distressed Opportunities Fund, L.P.	67,131,231	13.97
Silver Point Capital Fund, L.P.	1,615,724	0.34
Watershed Capital Partners, L.P.	59,412,020	12.37
Total Distressed - Long Biased	242,490,807	50.48

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	90,669,157	18.87
Aurelius Capital Partners, LP	86,095,076	17.92
King Street Capital, L.P.	53,141,540	11.06
Total Distressed - Variable Biased	229,905,773	47.85

Total investments in Portfolio Funds (cost $308,889,096)	472,396,580	98.33

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 10,141,035)	10,141,035	2.11

Total investments (cost $319,030,131)	$482,537,615	100.44%

1 Percentages are based on Members’ Capital of $480,432,942.

2 Rate disclosed is the 7-day effective yield as of 10/31/2015.

The aggregate cost of investments for tax purposes was $444,888,709. Net unrealized appreciation on investments for tax purposes was $37,648,906 consisting of $49,832,527 of gross unrealized appreciation and $12,183,621 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.33% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2015

		Percentage of
		Members'
Investments	Fair Value	Capital(2)

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$90,144,275	7.68%
Sachem Head LP	25,469,290	2.17
Sansar Capital Holdings, Ltd(1)	102,885	0.01
Spindrift Partners, L.P.	463,646	0.04
Total Directional Equity	116,180,096	9.90

Equity Hedged - Generalist
Conatus Capital Partners LP	96,990,122	8.26
Eminence Partners, L.P.	55,951,110	4.77
Eton Park Fund, L.P.	60,871,669	5.19
Highfields Capital II LP	50,476,300	4.30
Lakewood Capital Partners, LP	40,547,031	3.45
Moon Capital Global Equity Fund, LP	13,370,225	1.14
MW TOPS Fund	105,570,954	8.99
Route One Fund I, L.P.	16,150,360	1.38
Turiya Fund LP	77,271,772	6.58
Viking Global Equities LP	175,468,451	14.95
Total Equity Hedged - Generalist	692,667,994	59.01

Equity Hedged - Sector Specialist
Cadian Fund LP	78,660,411	6.70
Crescent Park Partners, L.P.	35,058,820	2.99
Encompass Capital Fund L.P.	23,241,176	1.98
Long Pond Capital QP Fund, LP.	58,931,608	5.02
North River Partners, L.P.	103,090,633	8.78
Total Equity Hedged - Sector Specialist	298,982,648	25.47

Short-Biased Equity
Copper River Partners, L.P.(1)	169,638	0.01
Kriticos International Limited	54,302,727	4.63
Total Short-Biased Equity	54,472,365	4.64

Total investments in Portfolio Funds (cost $852,652,991)	1,162,303,103	99.02

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 15,193,906)	15,193,906	1.29

Total investments (cost $867,846,897)	$1,177,497,009	100.31%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2015

[1]	Portfolio Fund in liquidation.
[2]	Percentages are based on Members’ Capital of $1,173,809,847.
[3]	Rate disclosed is the 7-day effective yield as of 10/31/2015.

The aggregate cost of investments for tax purposes was $1,009,254,926. Net unrealized appreciation on investments for tax purposes was $168,242,083 consisting of $183,062,210 of gross unrealized appreciation and $14,820,127 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.02% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2015:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$692,379,362
Money Market Investment	17,335,613	—	—	17,335,613
Total Investments	$17,335,613	$—	$—	$709,714,975

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$472,396,580
Money Market Investment	10,141,035	—	—	10,141,035
Total Investments	$10,141,035	$—	$—	$482,537,615

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$1,162,303,103
Money Market Investment	15,193,906	—	—	15,193,906
Total Investments	$15,193,906	$—	$—	$1,177,497,009

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 7, 2015

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 7, 2015

*	Print the name and title of each signing officer under his or her signature.